Segment information (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of Group's lines of business and a reconciliation between the results from operations as per segment information
	June 30, 2022
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	25,593	(233)	6,725	-	32,085
Costs	(5,333)	91	(6,874)	-	(12,116)
Gross profit / (loss)	20,260	(142)	(149)	-	19,969
Net gain from fair value adjustment of investment properties	12,328	1,322	-	-	13,650
General and administrative expenses	(5,327)	27	-	23	(5,277)
Selling expenses	(2,242)	5	-	-	(2,237)
Other operating results, net	28	-	56	(23)	61
Profit / (loss) from operations	25,047	1,212	(93)	-	26,166
Share of profit / (loss) of associates and joint ventures	466	(821)	-	-	(355)
Segment profit / (loss)	25,513	391	(93)	-	25,811
Reportable assets	325,837	(1,939)	-	48,894	372,792
Reportable liabilities	-	-	-	(203,065)	(203,065)
Net reportable assets	325,837	(1,939)	-	(154,171)	169,727
	June 30, 2021
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	16,585	(82)	4,830	(51)	21,282
Costs	(5,665)	115	(5,213)	-	(10,763)
Gross profit / (loss)	10,920	33	(383)	(51)	10,519
Net (loss) / gain from fair value adjustment of investment properties	(12,542)	(200)	-	-	(12,742)
General and administrative expenses	(5,049)	22	-	79	(4,948)
Selling expenses	(2,477)	34	-	-	(2,443)
Other operating results, net	(256)	(33)	176	(28)	(141)
Loss from operations	(9,404)	(144)	(207)	-	(9,755)
Share of loss of associates and joint ventures	(6,541)	(641)	-	-	(7,182)
Segment loss	(15,945)	(785)	(207)	-	(16,937)
Reportable assets	335,973	(2,481)	-	31,833	365,325
Reportable liabilities	-	-	-	(229,672)	(229,672)
Net reportable assets	335,973	(2,481)	-	(197,839)	135,653
	June 30, 2020
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	27,434	(150)	7,638	(54)	34,868
Costs	(6,725)	132	(7,956)	-	(14,549)
Gross profit / (loss)	20,709	(18)	(318)	(54)	20,319
Net gain from fair value adjustment of investment properties	83,728	(648)	-	-	83,080
General and administrative expenses	(5,527)	35	-	79	(5,413)
Selling expenses	(3,029)	41	-	-	(2,988)
Other operating results, net	29	42	149	(25)	195
Profit / (loss) from operations	95,910	(548)	(169)	-	95,193
Share of profit of associates and joint ventures	17,367	420	-	-	17,787
Segment profit / (loss)	113,277	(128)	(169)	-	112,980
Reportable assets (3)	1,498,210	(1,704)	-	48,303	1,544,809
Reportable liabilities (3)	(987,692)	-	-	(255,011)	(1,242,703)
Net reportable assets (3)	510,518	(1,704)	-	(206,708)	302,106

Schedule of lines of business of groups operations center
	June 30, 2022
	Shopping Malls	Offices	Sales and developments	Hotels	Others	Total
Revenues	17,334	3,041	746	4,300	172	25,593
Costs	(1,495)	(293)	(581)	(2,456)	(508)	(5,333)
Gross profit / (loss)	15,839	2,748	165	1,844	(336)	20,260
Net gain / (loss) from fair value adjustment of investment properties	553	(5,391)	17,106	-	60	12,328
General and administrative expenses	(2,862)	(341)	(1,058)	(730)	(336)	(5,327)
Selling expenses	(847)	(78)	(922)	(340)	(55)	(2,242)
Other operating results, net	(142)	(23)	(48)	(59)	300	28
Profit / (loss) from operations	12,541	(3,085)	15,243	715	(367)	25,047
Share of profit of associates and joint ventures	-	-	-	-	466	466
Segment profit / (loss)	12,541	(3,085)	15,243	715	99	25,513

Investment properties and trading properties	91,770	68,197	142,511	-	430	302,908
Investment in associates and joint ventures	-	-	-	-	11,578	11,578
Other operating assets	299	2,537	2,984	4,183	1,348	11,351
Reportable assets	92,069	70,734	145,495	4,183	13,356	325,837
	June 30, 2021
	Shopping Malls	Offices	Sales and developments	Hotels	Others (i)	Total
Revenues	8,727	4,401	1,271	1,510	676	16,585
Costs	(1,428)	(236)	(1,379)	(1,746)	(876)	(5,665)
Gross profit / (loss)	7,299	4,165	(108)	(236)	(200)	10,920
Net (loss) / gain from fair value adjustment of investment properties	(33,349)	9,088	11,658	-	61	(12,542)
General and administrative expenses	(2,348)	(685)	(1,164)	(699)	(153)	(5,049)
Selling expenses	(740)	(307)	(1,145)	(231)	(54)	(2,477)
Other operating results, net	(207)	(8)	(8)	(20)	(13)	(256)
(Loss) / profit from operations	(29,345)	12,253	9,233	(1,186)	(359)	(9,404)
Share of loss of associates and joint ventures	-	-	(26)	-	(6,515)	(6,541)
Segment (loss) / profit	(29,345)	12,253	9,207	(1,186)	(6,874)	(15,945)

Investment properties and trading properties	89,070	119,013	102,415	-	423	310,921
Investment in associates and joint ventures	-	-	-	-	14,609	14,609
Other operating assets	436	1,839	3,271	4,269	628	10,443
Reportable assets	89,506	120,852	105,686	4,269	15,660	335,973
	June 30, 2020
	Shopping Malls	Offices	Sales and developments	Hotels	Others (i)	Total
Revenues	14,569	5,616	2,025	4,978	246	27,434
Costs	(1,401)	(192)	(1,825)	(3,066)	(241)	(6,725)
Gross profit	13,168	5,424	200	1,912	5	20,709
Net (loss) / gain from fair value adjustment of investment properties	(5,185)	54,755	34,495	-	(337)	83,728
General and administrative expenses	(2,044)	(601)	(1,217)	(897)	(768)	(5,527)
Selling expenses	(1,751)	(185)	(502)	(566)	(25)	(3,029)
Other operating results, net	42	(20)	(111)	(49)	167	29
Profit / (loss) from operations	4,230	59,373	32,865	400	(958)	95,910
Share of profit of associates and joint ventures	-	-	-	-	17,367	17,367
Segment profit	4,230	59,373	32,865	400	16,409	113,277

Investment properties and trading properties	120,956	147,863	89,401	-	942	359,162
Investment in associates and joint ventures	-	-	1,310	-	21,529	22,839
Other operating assets	500	160	1,931	4,527	702	7,820
Reportable assets	121,456	148,023	92,642	4,527	23,173	389,821